UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  1/31

Date of reporting period: 10/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2011 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 25.2%
Consumer Discretionary 7.2%
AMC Entertainment, Inc., 8.75%, 6/1/2019		2,800,000	2,961,000
CCO Holdings LLC, 6.5%, 4/30/2021		1,080,000	1,080,000
DIRECTV Holdings LLC:
6.35%, 3/15/2040		642,000	764,756
6.375%, 3/1/2041		150,000	179,158
J.C. Penney Co., Inc., 5.65%, 6/1/2020		2,475,000	2,332,687
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		3,030,000	3,098,175
MGM Resorts International, 9.0%, 3/15/2020		1,750,000	1,933,750
NBCUniversal Media LLC:
5.15%, 4/30/2020		950,000	1,067,629
5.95%, 4/1/2041		1,300,000	1,515,713
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	337,750
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (b)		2,500,000	2,650,000
The Gap, Inc., 5.95%, 4/12/2021		1,796,000	1,705,782
Time Warner Cable, Inc., 4.0%, 9/1/2021		910,000	931,921
Time Warner, Inc., 7.625%, 4/15/2031		900,000	1,157,081
Yum! Brands, Inc.:
3.875%, 11/1/2020		1,090,000	1,106,567
5.3%, 9/15/2019		310,000	350,915

			23,172,884
Consumer Staples 1.9%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		2,000,000	2,614,718
CVS Caremark Corp., 5.75%, 5/15/2041		395,000	456,599
Kraft Foods, Inc., 5.375%, 2/10/2020		1,680,000	1,936,311
Kroger Co.:
5.4%, 7/15/2040		765,000	822,186
6.9%, 4/15/2038		350,000	446,904

			6,276,718
Energy 3.4%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,838,357
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,376,286
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013		210,000	223,650
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,391,379
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,500,000	1,921,023
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		2,150,000	2,084,395
Weatherford International Ltd., 5.125%, 9/15/2020		1,900,000	2,010,859

			10,845,949
Financials 5.9%
American Express Credit Corp., 2.8%, 9/19/2016		3,000,000	3,046,569
Bank of America Corp., 5.75%, 12/1/2017		705,000	701,754
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		387,000	398,528
Citigroup, Inc., 4.5%, 1/14/2022 (c)		726,000	727,961
CNA Financial Corp., 5.75%, 8/15/2021		1,538,000	1,552,165
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		2,375,000	2,588,750
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,900,000	2,022,592
Lincoln National Corp., 8.75%, 7/1/2019		800,000	976,076
Morgan Stanley, 3.8%, 4/29/2016		1,000,000	967,487
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		769,000	766,153
Nordea Bank AB, 144A, 4.875%, 5/13/2021		1,340,000	1,202,504
PNC Bank NA, 6.875%, 4/1/2018		700,000	798,139
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	2,090,950	68,230
SunTrust Banks, Inc., 3.6%, 4/15/2016		568,000	581,853
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,500,000	1,579,728
Toll Brothers Finance Corp., 8.91%, 10/15/2017 (b)		950,000	1,089,643

			19,068,132
Health Care 2.2%
Express Scripts, Inc.:
6.25%, 6/15/2014		1,040,000	1,150,227
7.25%, 6/15/2019		1,515,000	1,877,585
McKesson Corp., 4.75%, 3/1/2021		1,050,000	1,205,406
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		1,400,000	1,498,297
6.4%, 7/1/2017		1,100,000	1,302,140

			7,033,655
Industrials 0.5%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		254,000	258,686
CSX Corp., 6.15%, 5/1/2037		1,000,000	1,217,353

			1,476,039
Information Technology 1.4%
Applied Materials, Inc., 5.85%, 6/15/2041		1,550,000	1,852,751
Equinix, Inc., 7.0%, 7/15/2021		2,600,000	2,769,000

			4,621,751
Materials 1.3%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,027,120
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,205,329
Dow Chemical Co., 4.25%, 11/15/2020		1,045,000	1,074,615

			4,307,064
Telecommunication Services 0.1%
AT&T, Inc., 3.875%, 8/15/2021		389,000	405,077
Utilities 1.3%
DTE Energy Co., 7.625%, 5/15/2014		420,000	480,688
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		75,559	66,479
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,359,671
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	340,500
Sempra Energy, 6.5%, 6/1/2016		1,700,000	1,987,557

			4,234,895

Total Corporate Bonds (Cost $76,494,777)			81,442,164
Mortgage-Backed Securities Pass-Throughs 55.9%
Federal Home Loan Mortgage Corp.:
4.5%, 6/1/2041		7,586,789	7,999,321
5.35% **, 9/1/2038		260,347	274,070
7.0%, 1/1/2038		261,270	295,735
Federal National Mortgage Association:
2.451% **, 8/1/2037		548,479	584,301
3.0%, 3/1/2026 (c)		53,650,000	54,959,780
3.5%, 8/1/2040 (c)		16,000,000	16,268,750
4.0%, with various maturities from 12/1/2039 until 9/1/2040 (c)		73,769,764	76,728,104
5.0%, 8/1/2020		520,743	558,876
5.357% **, 1/1/2038		717,106	763,942
5.5%, with various maturities from 12/1/2032 until 9/1/2036		8,241,617	8,983,165
6.0%, with various maturities from 9/1/2036 until 2/1/2037		4,573,921	5,019,778
6.5%, with various maturities from 9/1/2016 until 6/1/2017		411,256	450,956
7.0%, 4/1/2038		429,034	484,641
8.0%, 9/1/2015		159,896	172,545
Government National Mortgage Association, 5.5%, 2/1/2036 (c)		6,500,000	7,218,047

Total Mortgage-Backed Securities Pass-Throughs (Cost $178,644,728)			180,762,011
Asset-Backed 3.0%
Credit Card Receivables 0.9%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.993% **, 8/15/2018		2,600,000	2,741,377
Student Loans 2.1%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% **, 11/27/2018		2,978,030	2,936,910
"A4", Series 2006-1, 0.393% **, 11/23/2022		3,900,000	3,843,195

			6,780,105

Total Asset-Backed (Cost $9,512,703)			9,521,482
Commercial Mortgage-Backed Securities 1.9%
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2007-LD11, 5.817% **, 6/15/2049		1,660,000	192,153
"H", Series 2007-LD11, 144A, 5.817% **, 6/15/2049 *		2,910,000	156,357
"J", Series 2007-LD11, 144A, 5.817% **, 6/15/2049 *		1,000,000	26,591
"K", Series 2007-LD11, 144A, 5.817% **, 6/15/2049 *		2,380,000	27,665
LB-UBS Commercial Mortgage Trust:
"E", Series 2005-C2, 5.35% **, 4/15/2040		1,250,000	787,995
"A4", Series 2007-C6, 5.858% **, 7/15/2040		2,875,000	3,081,348
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.828% **, 6/12/2050		1,810,000	1,941,591

Total Commercial Mortgage-Backed Securities (Cost $12,392,247)			6,213,700
Collateralized Mortgage Obligations 2.0%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		429,845	265,529
Federal National Mortgage Association, ''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		11,956,245	1,539,767
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		8,950,047	294,783
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		2,572,102	218,725
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		5,738,438	802,453
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		1,936,928	337,948
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		3,755,126	642,887
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		4,126,325	462,669
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		3,596,248	442,098
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		5,529,366	976,717
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		4,115,866	367,901
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		810,471	130,689

Total Collateralized Mortgage Obligations (Cost $7,277,568)			6,482,166
Government & Agency Obligations 39.7%
Sovereign Bonds 8.4%
Dominican Republic, REG S, 7.5%, 5/6/2021		2,400,000	2,491,200
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,266,000
Republic of Argentina, GDP Linked Note, 12/15/2035 (d)		1,540,000	239,470
Republic of Croatia, REG S, 6.75%, 11/5/2019		1,650,000	1,665,191
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	15,901
9.1%, 9/20/2012	EGP	850,000	140,626
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	163,500
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	257,600
Republic of Indonesia, REG S, 4.875%, 5/5/2021		2,350,000	2,520,375
Republic of Lithuania, REG S, 5.125%, 9/14/2017		675,000	678,375
Republic of Panama:
5.2%, 1/30/2020		1,400,000	1,562,400
7.125%, 1/29/2026		330,000	422,400
7.25%, 3/15/2015		300,000	346,500
8.875%, 9/30/2027		100,000	147,500
Republic of Peru, 7.35%, 7/21/2025		3,200,000	4,176,000
Republic of Poland, 5.0%, 3/23/2022 (c)		2,100,000	2,073,750
Republic of Serbia:
REG S, 6.75%, 11/1/2024		1,620,000	1,599,750
REG S, 7.25%, 9/28/2021		600,000	609,600
Republic of South Africa, 5.5%, 3/9/2020		2,300,000	2,558,750
Republic of Venezuela, REG S, 7.75%, 10/13/2019		2,500,000	1,743,750
Russian Federation:
REG S, 5.0%, 4/29/2020		2,300,000	2,392,000
REG S, 7.5%, 3/31/2030		41,750	49,474

			27,120,112
U.S. Treasury Obligations 31.3%
U.S. Treasury Bill, 0.015% ***, 3/8/2012 (e)		2,883,000	2,882,743
U.S. Treasury Bonds:
3.5%, 2/15/2039 (b)		6,250,000	6,610,350
4.75%, 2/15/2037		7,500,000	9,650,393
5.375%, 2/15/2031		4,000,000	5,440,624
U.S. Treasury Inflation-Indexed Note, 0.625%, 7/15/2021		8,040,480	8,467,631
U.S. Treasury Notes:
0.5%, 10/15/2013 (b)		10,000,000	10,046,480
0.875%, 1/31/2012 (b)		3,000,000	3,006,210
1.0%, 1/15/2014		10,620,000	10,782,613
1.0%, 8/31/2016		30,000,000	30,056,400
1.5%, 7/31/2016 (b)		14,000,000	14,367,500

			101,310,944

Total Government & Agency Obligations (Cost $125,250,625)			128,431,056
Loan Participations and Assignments 0.3%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014		705,000	784,313
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	283,050

Total Loan Participations and Assignments (Cost $961,330)			1,067,363
Municipal Bonds and Notes 5.9%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		950,000	1,051,992
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020, INS: AMBAC (f)		3,325,000	2,518,721
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (f)		2,170,000	2,167,526
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		3,750,000	3,851,175
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023, INS: AMBAC (f)		915,000	934,553
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		900,000	1,099,089
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043 (f)		1,200,000	1,420,680
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024 (f)		2,365,000	2,915,832
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015 (f)		885,000	988,855
4.875%, 9/15/2017 (f)		315,000	355,468
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (f)		1,550,000	1,575,544

Total Municipal Bonds and Notes (Cost $18,190,673)			18,879,435

	Shares	Value ($)
Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.18% (g) (h) (Cost $31,283,595)	31,283,595	31,283,595
Cash Equivalents 11.4%
Central Cash Management Fund, 0.11% (g) (Cost $36,918,991)	36,918,991	36,918,991

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $496,927,237) †	155.0	501,001,963
Other Assets and Liabilities, Net	(55.0)	(177,715,349)

Net Assets	100.0	323,286,614

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $497,568,608.  At October 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,433,355.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,295,599 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,862,244.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2011 amounted to $30,546,588, which is 9.4% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	At October 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/19/2011	202	26,611,106	260,680

At October 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/20/2011	600	77,437,500	(407,225)
30 Year U.S. Treasury Bond	USD	12/20/2011	250	34,757,813	218,250
Ultra Long U.S. Treasury Bond	USD	12/20/2011	20	3,047,500	28,710
Total net unrealized depreciation					(160,265)

At October 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2011 12/20/2016	9,700,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	(569,875)	(569,875)	—

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

Counterparty:
1	Citigroup, Inc.

As of October 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	6,765,793	CNY	43,000,000	1/19/2012	4,782	HSBC Bank USA
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	2,800,000	USD	90,395	1/19/2012	(694)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

CAD	Canadian Dollar	RUB	Russian Ruble
CNY	Chinese Yuan	USD	United States Dollar
EGP	Egyptian Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$81,442,164	$—	$81,442,164
Mortgage-Backed Securities Pass-Throughs	—	180,762,011	—	180,762,011
Asset-Backed	—	9,521,482	—	9,521,482
Commercial Mortgage-Backed Securities	—	6,213,700	—	6,213,700
Collateralized Mortgage Obligations	—	6,482,166	—	6,482,166
Government & Agency Obligations	—	128,431,056	—	128,431,056
Loan Participations and Assignments	—	1,067,363	—	1,067,363
Municipal Bonds and Notes	—	18,879,435	—	18,879,435
Short-Term Investments(j)	68,202,586	—	—	68,202,586
Derivatives(k)	507,640	4,782	—	512,422
Total	$68,710,226	$432,804,159	$—	$501,514,385
Liabilities
Derivatives(k)	$(407,225)	$(694)	$—	$(407,919)
Total	$(407,225)	$(694)	$—	$(407,919)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$—	$0	$—
Foreign Exchange Contracts	$—	$—	$4,088
Interest Rate Contracts	$100,415	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 22, 2011